Expense Example, No Redemption - Thornburg International Growth Fund - Class C	Oct. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 236
Expense Example, No Redemption, 3 Years	781
Expense Example, No Redemption, 5 Years	1,352
Expense Example, No Redemption, 10 Years	$ 2,905